Severance Indemnities and Pension Plans (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
2024	¥ 80,489
2025	79,347
2026	78,884
2027	77,514
2028	77,892
Thereafter (2029-2033)	372,835
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
2024	14,370
2025	10,311
2026	11,562
2027	13,474
2028	14,440
Thereafter (2029-2033)	97,390
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
2024	2,364
2025	2,252
2026	2,138
2027	2,014
2028	1,874
Thereafter (2029-2033)	¥ 7,868